Long Term Convertible Notes Payable Net (Details Narrative) (USD $)	12 Months Ended		93 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Debt Disclosure [Abstract]
Interest expense	$ 681,335	$ 370,210	$ 2,658,927
Accrued interest	657,092	673,975	657,092
Notes payable, current portion, net of discount	4,592	65,173	4,592
Discount amortization	$ 60,581	$ 363,858	$ 1,648,452